Schedule of Rent Expense and Supplemental Cash Flow Information Related to Leases (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Leases
Operating lease cost (included in General and administrative expenses in the Company's condensed Consolidated Statements of Operations)	$ 197,154
Cash paid for amounts included in the measurement of lease liabilities for the period ended September 30, 2022	$ 180,786
Weighted average remaining lease term - operating leases (in years)	1 year 2 months 12 days
Average discount rate	3.50%